Significant Concentrations	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Significant Concentrations	Significant Concentrations
During the years ended December 31, 2025, 2024 and 2023, one customer represented $32,732, $43,163, and $84,262 (or 19%, 16%, and 20%) of revenue, respectively. During the years ended December 31, 2024 and 2023, another customer represented $29,839 and $45,576 (or 11% and 11%) of revenue, respectively. No other customers represented more than 10% of revenue during the years ended December 31, 2025, 2024 and 2023.
During the years ended December 31, 2025, 2024, and 2023, our top two suppliers represented $74,285, $116,255, and $178,385 (or 56%, 58%, and 57%) of cost of revenue, respectively. No other suppliers represented more than 10% of cost of revenue during the years ended December 31, 2025, 2024 and 2023.
As of December 31, 2025 and 2024, our top two customers represented $8,070 and $4,915 (or 32% and 16%) of accounts receivable, respectively. No other customers represented more than 10% of accounts receivable as of December 31, 2025 and 2024.